Income Taxes (Details) - Schedule of Deferred Income Tax Assets - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Balance as at October 1, 2021 [Member]
Schedule of Deferred Tax Assets [Line Items]
Financing fees	$ 2,124,929	$ 1,970,593	$ 358,581
Provision and accruals	519,097	519,550	381,341
Research and development cost	5,361,039	4,700,695	5,361,422
Losses carried forward	55,679,194	43,648,546	31,951,781
Convertible loan	12,175		7,152,109
Property and equipment
Lease liabilities	924,944	1,520,988	1,128,610
Government grant liability	152,074	140,547	96,044
Deferred income grants	120,573	120,573	120,573
Other debt discount		420,004	514,938
Total deferred tax assets	64,894,025	53,041,496	47,065,399
Property and equipment	(52,996)	(326,154)	(251,862)
Intangible assets	(4,207,715)	(5,036,692)	(11,535,305)
Right-of-use assets	(745,340)	(1,347,385)	(1,041,824)
Convertible loan
Debt discount-Grant/warrants	(2,995,821)	(2,309,719)	(2,716,353)
Grant receivable	(23,189)	(38,156)
Conversion option liability	5,592
Total deferred tax liabilities	(8,019,469)	(9,058,106)	(15,545,344)
Net deferred tax assets (liabilities)	56,874,556	43,983,390	31,520,055
Unrecognized net deferred tax assets	(56,874,556)	(43,983,390)	(31,520,055)
Recognized net deferred tax (liabilities)
Credited (charged) to the statement of loss [Member]
Schedule of Deferred Tax Assets [Line Items]
Financing fees	(44,734)	154,336	(154,408)
Provision and accruals	202,227	(453)	138,209
Research and development cost	2,319,700	660,343	(660,727)
Losses carried forward	9,974,804	12,030,648	11,696,765
Convertible loan	3,117	12,175	(7,152,109)
Property and equipment	1,138,543
Lease liabilities	(384,600)	(596,044)	392,378
Government grant liability	(117,287)	11,527	44,503
Deferred income grants	1
Other debt discount		(420,004)	(94,934)
Total deferred tax assets	13,091,773	11,852,528	4,209,677
Property and equipment	52,996	273,159	(74,292)
Intangible assets	4,054,968	828,977	6,498,613
Right-of-use assets	298,368	602,045	(305,561)
Convertible loan
Debt discount-Grant/warrants	2,176,742	(686,102)	406,634
Grant receivable	(837)	14,967	(38,156)
Conversion option liability	(182,682)	5,592
Total deferred tax liabilities	6,399,555	1,038,637	6,487,238
Net deferred tax assets (liabilities)	19,491,328	12,891,166	10,696,915
Unrecognized net deferred tax assets	(19,491,328)	(12,891,166)	(10,696,915)
Recognized net deferred tax (liabilities)
Credited (charged) to the shareholders’ equity [Member]
Schedule of Deferred Tax Assets [Line Items]
Financing fees			1,766,420
Provision and accruals
Research and development cost
Losses carried forward
Convertible loan
Property and equipment
Lease liabilities
Government grant liability
Deferred income grants
Other debt discount
Total deferred tax assets			1,766,420
Property and equipment
Intangible assets
Right-of-use assets
Convertible loan
Debt discount-Grant/warrants	435,585
Grant receivable
Conversion option liability	(1,311,209)
Total deferred tax liabilities	(875,624)
Net deferred tax assets (liabilities)	(597,512)		1,766,420
Unrecognized net deferred tax assets	597,512		(1,766,420)
Recognized net deferred tax (liabilities)
Balance as at September 30, 2022 [Member]
Schedule of Deferred Tax Assets [Line Items]
Financing fees	2,080,195	2,124,929	1,970,593
Provision and accruals	721,324	519,097	519,550
Research and development cost	7,680,739	5,361,039	4,700,695
Losses carried forward	65,653,998	55,679,194	43,648,546
Convertible loan		12,175
Property and equipment	1,138,543
Lease liabilities	540,344	924,944	1,520,988
Government grant liability	34,787	152,074	140,547
Deferred income grants	120,574	120,573	120,573
Other debt discount			420,004
Total deferred tax assets	77,970,506	64,894,025	53,041,496
Property and equipment		(52,996)	(326,154)
Intangible assets	(152,747)	(4,207,715)	(5,036,692)
Right-of-use assets	(446,972)	(745,340)	(1,347,385)
Convertible loan
Debt discount-Grant/warrants	(383,494)	(2,995,821)	(2,309,719)
Grant receivable	(24,026)	(23,189)	(38,156)
Conversion option liability	(1,488,299)	5,592
Total deferred tax liabilities	(2,495,538)	(8,019,469)	(9,058,106)
Net deferred tax assets (liabilities)	75,768,373	56,874,556	43,983,390
Unrecognized net deferred tax assets	(75,768,373)	(56,874,556)	(43,983,390)
Recognized net deferred tax (liabilities)